DEFERRED TAX - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances	$ 2,364	$ 2,522
Tax effect of intangible assets	5,273	5,797
Tax effect of intangible liability	3,151	3,193
Management’s Performance Projections for 2024 - 2028
Disclosure Of Deferred Tax [Line Items]
Trading losses and other allowances unutilized	57,902	57,784
Trading losses and other allowances not recognized	31,556	29,199
Management’s Performance Projections for 2024 To 2030
Disclosure Of Deferred Tax [Line Items]
Capital allowances	47,647	58,665
Capital allowance not recognized	$ 5,460	12,289
Ability to utilize capital allowance in recognition of deferred asset		$ 5,797